Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consist of the following:

	As of
(in thousands)	December 31, 2021	December 31, 2020
Accounts payable	$6,566	$4,695
Accrued operating	11,448	20,648
Accrued administrative	9,059	10,791
Accounts payable and accrued expenses	$27,073	$36,134